Share-Based Payments - 2006 Options by Grant Date (Details)	12 Months Ended
	Jun. 30, 2018 ZAR (R) shares year	Jun. 30, 2017 ZAR (R) shares	Jun. 30, 2016 ZAR (R) shares
Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	52,826,140
2006 share plan | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	9,847,860	12,476,697	14,156,782
Award price (in SA rand per share) | R	R 50.20	R 32.60	R 34.74
2006 share plan | Share appreciation rights | November 16, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,127,510
Award price (in SA rand per share) | R	R 68.84
Remaining life (years) | year	0.4
2006 share plan | Share appreciation rights | November 15, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	3,891,126
Award price (in SA rand per share) | R	R 33.18
Remaining life (years) | year	1.4
2006 share plan | Share appreciation rights | November 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	4,829,224
Award price (in SA rand per share) | R	R 18.41
Remaining life (years) | year	2.4
2006 share plan | Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	42,427,284	37,848,573	34,978,038
2006 share plan | Performance shares | November 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	19,950,203
Remaining life (years) | year	0.4
2006 share plan | Performance shares | February 17, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	512,000
Remaining life (years) | year	0.4
2006 share plan | Performance shares | November 29, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	8,360,578
Remaining life (years) | year	1.4
2006 share plan | Performance shares | November 15, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	13,604,503
Remaining life (years) | year	2.4
2006 share plan | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	550,996	701,412	859,974
2006 share plan | Restricted shares | November 16, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	137,749
Remaining life (years) | year	0.4
2006 share plan | Restricted shares | November 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	413,247
Remaining life (years) | year	0.4